Leases (Details 1) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Lease [Line Items]
Maturity analysis of lease liability	$ 3,503	$ 411
Up to one year
Disclosure Of Lease [Line Items]
Maturity analysis of lease liability	394	165
1-8 years
Disclosure Of Lease [Line Items]
Maturity analysis of lease liability	$ 3,109	$ 246